UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5454

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/04

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Premier
New Jersey Municipal
Bond Fund, Inc.

ANNUAL REPORT December 31, 2004

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
31	Report of Independent Registered
Public Accounting Firm
32	Important Tax Information
33	Board Members Information
35	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The	Fund

Dreyfus Premier
New Jersey Municipal
Bond Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier New Jersey Municipal Bond Fund, Inc., covering the 12-month period from January 1, 2004, through December 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,W. Michael Petty.

Despite a moderately growing economy and rising interest rates over the second half of the year, the municipal bond market in 2004 delivered its fifth consecutive year of positive total returns. The potentially eroding effects of higher short-term interest rates were more than offset by positive supply-and-demand influences as most states and municipalities had less need to finance budget deficits in the recovering economy.

Can municipal bonds continue to deliver positive results in 2005? No one knows for certain. However, with interest rates rising and the economy gaining momentum, we believe that some areas of the tax-exempt market are likely to be stronger than others. What’s required for success, in our view, is strong fundamental research and keen professional judgment.

As always, we urge our shareholders to view the financial markets from a long-term perspective, measured in years rather than weeks or months. One of the best ways to ensure a long-term perspective is to establish an investment plan with the help of your financial advisor, and review it periodically to track your progress toward your financial goals.

Thank you for your continued confidence and support.

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 18, 2005

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier New Jersey Municipal Bond Fund,
Inc. perform relative to its benchmark?

For the 12-month period ended December 31, 2004, the fund achieved total returns of 3.91% for Class A shares, 3.46% for Class B shares and 3.13% for Class C shares.1 In comparison, the Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.48% for the reporting period.2 In addition, the fund is reported in the Lipper New Jersey Municipal Debt Funds category. Over the reporting period, the average total return for all funds reported in the Lipper category was 3.63% .3

Yield differences between shorter- and longer-term municipal bonds narrowed significantly over the reporting period in a market environment characterized by sluggish economic growth and low inflation. The fund’s returns were in line with its Lipper category average, primarily because of income from its seasoned, core holdings. The fund produced lower returns than its benchmark, primarily because the Index contains bonds from many states, not just New Jersey, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital.

To pursue this goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and New Jersey personal income taxes.The fund invests at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high-yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value. The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Although signs of more robust economic growth emerged just prior to the start of the reporting period, low inflationary pressures continued to support bond prices during the first quarter of 2004. In April, however, stronger-than-expected labor statistics and surging oil and gas prices rekindled investors’ inflation concerns, and municipal bond prices declined sharply. As inflationary pressures mounted, investors began to revise forward their expectations of the timing of eventual interest-rate hikes from the Federal Reserve Board (the “Fed”).Between late June and December, the Fed implemented five separate increases of short-term interest rates, driving the overnight federal funds from 1% to 2.25% .

During the summer of 2004, the U.S. economy hit a “soft patch,” and investors’ inflation concerns waned.As a result, longer-term municipal bonds rallied, erasing their previous losses. At the same time, yields of shorter-term securities rose to reflect higher interest rates, causing yield differences between shorter-term and longer-term bonds to narrow significantly.

In this changing environment, the fund’s core holdings of seasoned bonds provided higher yields than were available from comparable new

4

securities, so it made little sense to sell them. However, we attempted throughout the reporting period to move the fund’s weighted average maturity closer to the neutral range. But because New Jersey’s fiscal condition has improved along with the U.S. economy and the supply of newly issued bonds has fallen, our ability to do so was limited.

When making new purchases, we generally focused on higher-quality, higher-coupon bonds with strong liquidity characteristics. However, we recently were able to purchase several small positions in high-yield bonds at attractive levels from New Jersey issuers that have been reviewed and approved by Dreyfus credit analysts.

What is the fund’s current strategy?

While New Jersey’s budget is balanced for the current fiscal year and economic conditions are improving, the state faces future deficits. In addition, we expect the Fed to continue to raise short-term interest rates in 2005. Accordingly, we have maintained a relatively conservative investment posture, looking for opportunities to reduce the fund’s average duration and emphasizing higher-quality, higher-coupon bonds, which historically have held more of their value during market declines.

January 18, 2005

[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of fund expenses by The Dreyfus
Corporation pursuant to an agreement in which shareholders are given at least 90 days’ notice, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Premier New Jersey Municipal Bond Fund, Inc. Class A shares and the Lehman Brothers Municipal Bond Index

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A shares of Dreyfus Premier New Jersey Municipal Bond Fund, Inc. on 12/31/94 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested. Performance for Class B and Class C shares will vary from the performance of Class A shares shown above due to differences in charges and expenses. The fund invests primarily in New Jersey municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all applicable fees and expenses.The Index is not limited to investments in New Jersey municipal obligations and does not take into account charges, fees and other expenses.The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns	as of 12/31/04

	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class A shares
with maximum sales charge (4.5%)		(0.79)%	5.64%	5.64%
without sales charge		3.91%	6.61%	6.12%
Class B shares
with applicable redemption charge †	1/7/03	(0.52)%	—	—	2.35%
without redemption	1/7/03	3.46%	—	—	4.30%
Class C shares
with applicable redemption charge ††	1/7/03	2.13%	—	—	4.04%
without redemption	1/7/03	3.13%	—	—	4.04%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier New Jersey Municipal Bond Fund, Inc. from July 1, 2004 to December 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2004
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.39	$ 6.96	$ 8.24
Ending value (after expenses)	$1,053.40	$1,050.80	$1,049.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2004
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.32	$ 6.85	$ 8.11
Ending value (after expenses)	$1,020.86	$1,018.35	$1,017.09

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.35% for Class B and 1.60% for Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
December 31, 2004

	Principal
Long-Term Municipal Investments—98.1%	Amount ($)	Value ($)

New Jersey—91.3%
Atlantic County Utilities Authority,
Solid Waste System Revenue:
7%, 3/1/2008	4,450,000	4,449,377
7.125%, 3/1/2016	13,250,000	13,248,410
Bayshore Regional Sewer Authority, Sewer Revenue
5.50%, 4/1/2012 (Insured; MBIA)
(Prerefunded 4/1/2006)	2,000,000 [a]	2,120,160
Bordentown Sewer Authority, Revenue
5.375%, 12/1/2020 (Insured; FGIC)	3,880,000	4,265,633
Burlington County Bridge Commission, Lease Revenue
County Guaranteed (Government Leasing
Project) 5.25%, 8/15/2021	1,000,000	1,076,960
Camden Zero Coupon, 2/15/2012 (Insured; FSA)	4,385,000	3,361,979
Carteret Board of Education, COP
6%, 1/15/2024 (Insured, MBIA)	440,000	498,678
Delaware River and Bay Authority, Revenue:
5%, 1/1/2027 (Insured; MBIA)	3,220,000	3,339,204
5.75%, 1/1/2029 (Insured; AMBAC)	5,000,000	5,554,000
East Orange:
Zero Coupon, 8/1/2010 (Insured; FSA)	4,240,000	3,515,766
Zero Coupon, 8/1/2011 (Insured; FSA)	2,500,000	1,977,525
East Orange Board of Education, COP, LR:
Zero Coupon, 2/1/2021 (Insured; FSA)	1,060,000	502,525
Zero Coupon, 2/1/2026 (Insured; FSA)	945,000	339,501
Zero Coupon, 2/1/2028 (Insured; FSA)	2,345,000	752,534
Essex County Improvement Authority, Lease
Revenue (County Correctional Facility Project)
6%, 10/1/2025 (Insured; FGIC)
(Prerefunded 10/1/2010)	10,000,000 [a]	11,570,200
Gloucester Township Municipal Utilities Authority, Sewer
Revenue 5.65%, 3/1/2018 (Insured; AMBAC)	2,530,000	2,924,098
Hudson County, COP (Correctional Facilities)
5%, 12/1/2021 (Insured; MBIA)	8,460,000	9,066,074
Jersey City:
Zero Coupon, 5/15/2010 (Insured; FSA)	4,745,000	3,967,911
6%, 10/1/2008 (Insured; AMBAC)	2,490,000	2,797,615
Mercer County Improvement Authority, Revenue
(County Courthouse Project) 5.75%, 11/1/2017	500,000	547,165

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

New Jersey (continued)
Middlesex County Improvement Authority, Revenue:
Lease (Perth Amboy Municipal Complex Project):
5.375%, 3/15/2020 (Insured; FGIC)	1,645,000	1,823,762
5.375%, 3/15/2021 (Insured; FGIC)	1,730,000	1,913,761
Utility System (Perth Amboy Project):
Zero Coupon 9/1/2020 (Insured; AMBAC)	4,900,000	2,404,871
Zero Coupon 9/1/2022 (Insured; AMBAC)	5,000,000	2,191,100
New Brunswick Parking Authority, Guaranteed Parking
Revenue 5%, 9/1/2024 (Insured; MBIA)	1,220,000	1,275,608
State of New Jersey:
6%, 7/15/2010 (Insured; MBIA)	7,400,000	8,525,466
6%, 5/1/2016 (Prerefunded 5/1/2010)	3,695,000 [a]	4,250,950
New Jersey Building Authority,
State Building Revenue:
5.25%, 12/15/2020 (Insured; FSA)
(Prerefunded 12/15/2012)	2,000,000 [a]	2,265,660
5%, 12/15/2021 (Insured; FSA)
(Prerefunded 12/15/2012)	1,000,000 [a]	1,115,490
New Jersey Economic Development Authority,
Cigarette Tax Revenue 5.75%, 6/15/2029	2,500,000	2,623,500
(Department of Human Services):
6.10%, 7/1/2017	4,200,000	4,657,968
6.25%, 7/1/2024	1,320,000	1,473,714
District Heating and Cooling
(Trigen-Trenton District Energy Co. L.P. Project):
6.20%, 12/1/2007	3,675,000	3,711,529
6.20%, 12/1/2010	4,040,000	4,063,230
Economic Development
(Masonic Charity Foundation of New Jersey):
5.875%, 6/1/2018	2,750,000	3,052,858
5.50%, 6/1/2021	1,920,000	2,079,974
6%, 6/1/2025	1,000,000	1,111,120
5.25%, 6/1/2032	600,000	630,498
First Mortgage (The Evergreens):
6%, 10/1/2017	650,000	671,242
6%, 10/1/2022	700,000	716,849
Health, Hospital and Nursing Home
(Hillcrest Health Service):
Zero Coupon, 1/1/2012 (Insured; AMBAC)	1,000,000	768,090
Zero Coupon, 1/1/2013 (Insured; AMBAC)	1,000,000	728,730
Zero Coupon, 1/1/2015 (Insured; AMBAC)	3,250,000	2,126,930

10

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

New Jersey (continued)
New Jersey Economic Development Authority (continued):
Health, Hospital and Nursing Home
(Hillcrest Health Service) (continued):
Zero Coupon, 1/1/2017 (Insured; AMBAC)	5,000,000		2,936,400
Zero Coupon, 1/1/2018 (Insured; AMBAC)	2,500,000		1,390,300
Zero Coupon, 1/1/2020 (Insured; AMBAC)	6,500,000		3,235,635
Zero Coupon, 1/1/2022 (Insured; AMBAC)	6,000,000		2,663,340
Local or Guaranteed Housing,
First Mortgage (Fellowship Village):
5.50%, 1/1/2018	2,950,000		3,002,156
5.50%, 1/1/2025	3,000,000		3,004,530
(Morris Hall / Saint Lawrence Inc. Project)
5.50%, 4/1/2027 (LOC; Wachovia Bank N.A.)
(Prerefunded 4/1/2006)	3,000,000	[a]	3,179,100
Motor Vehicle Surcharge Revenue:
Zero Coupon, 7/1/2020 (Insured; MBIA)	3,750,000		1,846,050
Zero Coupon, 7/1/2021 (Insured; MBIA)	2,620,000		1,218,300
(School Facilities Construction)
8.389%, 6/15/2018 (Insured; AMBAC)	5,000,000	[b,c]	5,985,600
State Lease (State Office Buildings Project):
6%, 6/15/2014 (Insured; AMBAC)	2,425,000		2,794,376
6.125%, 6/15/2018 (Insured; AMBAC)	7,535,000		8,729,825
Waste Paper Recycling (Marcal Paper Mills Inc. Project):
6.25%, 2/1/2009	6,605,000		6,619,861
8.50%, 2/1/2010	4,620,000		4,478,813
New Jersey Educational Facilities Authority, Revenue:
(Farleigh Dickinson University) 6%, 7/1/2020	2,535,000		2,757,852
(Higher Education Capital Improvement Fund)
5%, 9/1/2021 (Insured; FSA)	5,270,000		5,634,262
(Public Library Project)
5%, 9/1/2022 (Insured; AMBAC)	5,500,000		5,791,060
(Rowan University):
5.25%, 7/1/2015 (Insured; FGIC)	2,130,000		2,377,144
5.75%, 7/1/2030 (Insured; FGIC)	15,405,000		17,125,430
(Stevens Institute of Technology)
5.375, 7/1/2034	2,500,000		2,576,900
(William Patterson University):
5.125%, 7/1/2021 (Insured; FGIC)	2,430,000		2,627,340
5%, 7/1/2028 (Insured; FGIC)	2,000,000		2,077,400
New Jersey Environmental Infrastructure Trust
5.25%, 9/1/2018	4,070,000		4,476,186

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority,
Health, Hospital and Nursing Home Revenue:
(Atlantic City Medical Center):
6%, 7/1/2012	3,000,000	3,380,310
6.25%, 7/1/2017	5,000,000	5,676,000
(Capital Health System Obligated Group)
5.75%, 7/1/2023	3,000,000	3,212,130
(General Hospital Center at Passaic)
6.75%, 7/1/2019 (Insured; FSA)	550,000	702,405
(Raritan Bay Medical Center) 7.25%, 7/1/2014	3,010,000	3,172,540
(Saint Barnabas Health)
Zero Coupon, 7/1/2023 (Insured; MBIA)	5,500,000	2,284,920
(Saint Clare’s Hospital Inc.)
5.25%, 7/1/2022	5,260,000	5,562,240
(Saint Elizabeth Hospital Obligated Group):
6%, 7/1/2014	2,500,000	2,598,100
6%, 7/1/2020	3,120,000	3,256,250
New Jersey Higher Education Assistance Authority, Student
Loan Revenue 6.125%, 6/1/2017 (Insured; MBIA)	440,000	446,301
New Jersey Highway Authority, Revenue
(Garden State Parkway) 6%, 1/1/2019	6,645,000	7,987,689
New Jersey Housing and Mortgage
Finance Agency, Revenue:
Home Buyer:
5.75%, 4/1/2018 (Insured; MBIA)	1,650,000	1,729,151
5.30%, 4/1/2026 (Insured; MBIA)	3,900,000	4,044,690
Multi-Family Housing:
5.70%, 5/1/2020 (Insured; FSA)	2,640,000	2,825,962
5.75%, 5/1/2025 (Insured; FSA)	895,000	942,883
5.65%, 5/1/2040 (Insured; AMBAC, FHA)	5,250,000	5,525,363
New Jersey Transit Corp., Lease Purchase Agreement, COP:
Federal Transit Administration Grants
5.75%, 9/15/2014 (Insured; AMBAC)
(Prerefunded 9/15/2010)	5,000,000 [a]	5,719,250
(Raymond Plaza East Inc.)
6.50%, 10/1/2016 (Insured; FSA)
(Prerefunded 4/1/2007)	3,945,000 [a]	4,345,891

12

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Transportation Trust Fund Authority
(Transportation System):
7%, 6/15/2012 (Insured; MBIA)	3,745,000	4,607,361
7%, 6/15/2012
(Insured; MBIA) (Prerefunded 6/15/2012)	2,255,000 [a]	2,794,847
6.932%, 6/15/2014	12,750,000 [b,c]	15,367,575
5%, 6/15/2016 (Insured; FSA)
(Prerefunded 6/15/2009)	10,610,000 [a]	11,643,732
10.666%, 12/15/2018	4,500,000 [b,c]	6,075,495
10.666%, 12/15/2019	4,000,000 [b,c]	5,400,440
New Jersey Turnpike Authority, Turnpike Revenue:
6.50%, 1/1/2016	60,000	72,257
6.50%, 1/1/2016 (Insured; FSA)	1,000,000	1,218,230
6.50%, 1/1/2016 (Insured; MBIA)	4,730,000	5,762,228
6.50%, 1/1/2016 (Insured; MBIA)
(Prerefunded 1/1/2016)	17,935,000 [a]	21,809,677
6.50%, 1/1/2016 (Prerefunded; 1/1/2016)	160,000 [a]	194,566
5%, 1/1/2035 (Insured; AMBAC)	8,000,000	8,135,760
North Hudson Sewer Authority, Sewer Revenue
5.25%, 8/1/2019 (Insured; FGIC)	1,000,000	1,096,660
North Jersey District Water Supply Commission,
Sewer Revenue (Wanaque South Project)
6%, 7/1/2019 (Insured; MBIA)	2,000,000	2,369,980
Ocean County Pollution Control Financing Authority, PCR
(Ciba Geigy Corp. Project) 6%, 5/1/2020	10,000,000	10,121,000
Port Authority of New York and New Jersey:
Port, Airport, and Marina Improvements Revenue:
(Consolidated Bond 119th Series)
5.50%, 9/15/2016 (Insured; FGIC)	4,650,000	4,871,945
(Consolidated Bond 121st Series)
5.375%, 10/15/2035 (Insured; MBIA)	14,950,000	15,942,979
(Consolidated Bond 124th Series)
5%, 8/1/2019	1,000,000	1,031,060
Special Obligation Revenue
(JFK International Air Terminal)
6.25%, 12/1/2015 (Insured; MBIA)	5,000,000	5,788,700

The Fund 13

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

New Jersey (continued)
Rahway, COP 5.625%, 2/15/2020 (Insured; MBIA)	600,000	666,402
Rahway Redevelopment Agency,
Public Library Revenue
5%, 10/15/2022 (Insured; FGIC)	3,580,000	3,797,950
South Jersey Transportation Authority, Transportation
System Revenue 5%, 11/1/2033	2,500,000	2,585,625
Tobacco Settlement Financing Corp.:
5.75%, 6/1/2032	3,280,000	3,134,138
7%, 6/1/2041	5,485,000	5,545,225
Union County Improvement Authority, Revenue
(Correctional Facility Project) 5%, 6/15/2022	3,155,000	3,328,493
Union County Utilities Authority, Solid Waste
Revenue (Ogden Martin)
5.375%, 6/1/2020 (Insured; AMBAC)	4,990,000	5,199,281
University of Medicine and Dentistry
5.50%, 12/1/2027 (Insured; AMBAC)	15,425,000	16,982,308
West Deptford Township
5.50%, 9/1/2019 (Insured; FGIC)	1,800,000	2,034,630
West Orange Board of Education, COP
6%, 10/1/2024 (Insured; MBIA)	500,000	576,870
Western Monmouth Utilities Authority, Sewer Revenue
5.60%, 2/1/2014 (Insured; AMBAC)	2,190,000	2,239,998
U.S. Related—6.8%
Children’s Trust Fund of Puerto Rico, Tobacco
Settlement Revenue 5.75%, 7/1/2012
(Prerefunded 7/1/2010)	3,000,000 [a]	3,408,120
Commonwealth of Puerto Rico
5.65%, 7/1/2015 (Insured; MBIA)	2,000,000	2,337,160
Puerto Rico Highway and Transportation Authority,
Transportation Revenue 5.75%, 7/1/2041	17,000,000	18,841,610

14

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Housing Bank and Finance Agency,
SFMR (Affordable Housing Mortgage)
6.25%, 4/1/2029 (Guaranteed; FNMA, GNMA)	270,000	276,602
University of Puerto Rico, University Revenues
5.375%, 6/1/2030 (Insured; MBIA)	3,450,000	3,518,345
Virgin Islands Public Finance Authority, Revenues,
Gross Receipts Taxes Loan Note:
6.375%, 10/1/2019	2,000,000	2,309,420
6.50%, 10/1/2024	3,000,000	3,462,330
Total Long-Term Municipal Investments
(cost $457,573,271)		494,547,149

Short-Term Municipal Investments—.7%

New Jersey Economic Development Authority,
EDR, VRDN (Foreign Trade Zone Project)
1.99% (LOC; JPMorgan Chase Bank)
(cost $3,500,000)	3,500,000 [d]	3,500,000

Total Investments (cost $461,073,271)	98.8%	498,047,149
Cash and Receivables (Net)	1.2%	5,887,327
Net Assets	100.0%	503,934,476

The Fund 15

S T A T E M E N T O F I N V E S T M E N T S (continued)

Summary of Abbreviations

AMBAC	American Municipal Bond	GNMA	Government National Mortgage
	Assurance Corporation		Association
COP	Certificate of Participation	LOC	Letter of Credit
EDR	Economic Development Revenue	LR	Lease Revenue
FGIC	Financial Guaranty Insurance	MBIA	Municipal Bond Investors
	Company		Assurance Insurance
FHA	Federal Housing Administration		Corporation
FNMA	Federal National Mortgage	PCR	Pollution Control Revenue
	Association	SFMR	Single Family Mortgage Revenue
FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	68.3
AA		Aa		AA	3.8
A		A		A	11.6
BBB		Baa		BBB	8.5
B		B		B	.9
F1		MIG1/P1		SP1/A1	.7
Not Rated [e]		Not Rated [e]		Not Rated [e]	6.2
					100.0

† Based on total investments.
[a] Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Inverse floater security—the interest rate is subject to change periodically.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be liquid by the Board of Directors. At December 31, 2004, these securities amounted to
$32,829,110 or 6.5% of net assets.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.
[e] Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		461,073,271	498,047,149
Interest receivable			6,803,425
Receivable for shares of Common Stock subscribed			2,733
Prepaid expenses			26,559
			504,879,866

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			325,824
Cash overdraft due to Custodian			158,201
Payable for shares of Common Stock redeemed			390,728
Accrued expenses			70,637
			945,390

Net Assets ($)			503,934,476

Composition of Net Assets ($):
Paid-in capital			469,994,540
Accumulated net realized gain (loss) on investments			(3,033,942)
Accumulated net unrealized appreciation
(depreciation) on investments			36,973,878

Net Assets ($)			503,934,476

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	500,585,215	1,613,627	1,735,634
Shares Outstanding	37,748,878	121,819	131,007

Net Asset Value Per Share ($)	13.26	13.25	13.25

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS
Year Ended December 31, 2004

Investment Income ($):
Interest Income	25,684,622
Expenses:
Management fee—Note 3(a)	3,077,240
Shareholder servicing costs—Note 3(c)	1,515,126
Directors’ fees and expenses—Note 3(d)	83,348
Professional fees	64,039
Custodian fees	55,889
Registration fees	40,532
Prospectus and shareholders’ reports	20,065
Distribution fees—Note 3(b)	18,414
Loan commitment fees—Note 2	4,138
Miscellaneous	33,052
Total Expenses	4,911,843
Less—reduction in management fee due to
undertaking—Note 3(a)	(529,867)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(9,358)
Net Expenses	4,372,618
Investment Income—Net	21,312,004

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,067,296
Net realized gain (loss) on options transactions	(171,237)
Net Realized Gain (Loss)	1,896,059
Net unrealized appreciation (depreciation) on investments	(3,775,974)
Net Realized and Unrealized Gain (Loss) on Investments	(1,879,915)
Net Increase in Net Assets Resulting from Operations	19,432,089

See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004	2003 [a]

Operations ($):
Investment income—net	21,312,004	23,397,300
Net realized gain (loss) on investments	1,896,059	(2,074,983)
Net unrealized appreciation
(depreciation) on investments	(3,775,974)	4,754,181
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,432,089	26,076,498

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(21,140,425)	(23,230,971)
Class B shares	(50,803)	(20,171)
Class C shares	(51,709)	(17,979)
Net realized gain on investments:
Class A shares	(690,071)	—
Class B shares	(1,943)	—
Class C shares	(2,205)	—
Total Dividends	(21,937,156)	(23,269,121)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	27,944,322	42,272,160
Class B shares	781,460	1,198,726
Class C shares	685,726	1,256,041
Dividends reinvested:
Class A shares	15,713,370	16,743,558
Class B shares	26,169	9,344
Class C shares	29,000	10,163
Cost of shares redeemed:
Class A shares	(76,653,589)	(84,566,437)
Class B shares	(226,165)	(174,185)
Class C shares	(160,560)	(70,750)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(31,860,267)	(23,321,380)
Total Increase (Decrease) in Net Assets	(34,365,334)	(20,514,003)

Net Assets ($):
Beginning of Period	538,299,810	558,813,813
End of Period	503,934,476	538,299,810

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,

	2004	2003 [a]

Capital Share Transactions:
Class A [b]
Shares sold	2,120,972	3,200,370
Shares issued for dividends reinvested	1,194,252	1,266,277
Shares redeemed	(5,819,319)	(6,398,736)
Net Increase (Decrease) in Shares Outstanding	(2,504,095)	(1,932,089)

Class B [b]
Shares sold	58,967	90,669
Shares issued for dividends reinvested	1,992	708
Shares redeemed	(17,194)	(13,323)
Net Increase (Decrease) in Shares Outstanding	43,765	78,054

Class C
Shares sold	51,853	93,995
Shares issued for dividends reinvested	2,209	774
Shares redeemed	(12,353)	(5,471)
Net Increase (Decrease) in Shares Outstanding	41,709	89,298

[a]	The fund changed to a three class fund on January 7, 2003.The existing shares were redesignated Class A shares and the fund commenced offering Class B and Class C shares.
[b]	During the period ended December 31, 2004, 1,505 Class B shares representing $19,691 were automatically converted to 1,504 Class A shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

Class A Shares	2004	2003 [a]	2002	2001 [b]	2000

Per Share Data ($):
Net asset value, beginning of period	13.32	13.25	12.76	12.86	12.15
Investment Operations:
Investment income—net	.55[c]	.57[c]	.62[c]	.63[c]	.63
Net realized and unrealized
gain (loss) on investments	(.04)	.06	.49	(.10)	.71
Total from Investment Operations	.51	.63	1.11	.53	1.34
Distributions:
Dividends from investment income—net	(.55)	(.56)	(.62)	(.63)	(.63)
Dividends from net realized
gain on investments	(.02)	—	(.00)[d]	(.00)[d]	—
Total Distributions	(.57)	(.56)	(.62)	(.63)	(.63)
Net asset value, end of period	13.26	13.32	13.25	12.76	12.86

Total Return (%)	3.91[e]	4.90[e]	8.88	4.19	11.29

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	.95	.94	.94	.95
Ratio of net expenses
to average net assets	.85	.86	.85	.86	.85
Ratio of net investment income
to average net assets	4.16	4.29	4.77	4.87	5.13
Portfolio Turnover Rate	16.98	24.45	33.10	28.39	27.91

Net Assets, end of period ($ x 1,000)	500,585	536,073	558,814	545,112	524,284

[a] The fund commenced offering three classes of shares on January 7, 2003.The existing shares were redesignated
Class A shares.
[b] As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt
securities.The effect of this change for the period ended December 31, 2001 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.86% to 4.87%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding at each month end.
[d] Amount represents less than $.01 per share.
[e] Exclusive of sales charge.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,

Class B Shares	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.30	13.13
Investment Operations:
Investment income—net [b]	.48	.48
Net realized and unrealized
gain (loss) on investments	(.03)	.17
Total from Investment Operations	.45	.65
Distributions:
Dividends from investment income—net	(.48)	(.48)
Dividends from net realized gain on investments	(.02)	—
Total Distributions	(.50)	(.48)
Net asset value, end of period	13.25	13.30

Total Return (%) [c]	3.46	5.07[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.50	1.49[e]
Ratio of net expenses to average net assets	1.35	1.35[e]
Ratio of net investment income
to average net assets	3.65	3.63[e]
Portfolio Turnover Rate	16.98	24.45

Net Assets, end of period ($ x 1,000)	1,614	1,038

[a]	From January 7, 2003 (commencement of initial offering) to December 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

22

	Year Ended December 31,

Class C Shares	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.31	13.13
Investment Operations:
Investment income—net [b]	.45	.44
Net realized and unrealized
gain (loss) on investments	(.04)	.19
Total from Investment Operations	.41	.63
Distributions:
Dividends from investment income—net	(.45)	(.45)
Dividends from net realized gain on investments	(.02)	—
Total Distributions	(.47)	(.45)
Net asset value, end of period	13.25	13.31

Total Return (%) [c]	3.13	4.88[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.72	1.72[e]
Ratio of net expenses to average net assets	1.60	1.59[e]
Ratio of net investment income
to average net assets	3.41	3.34[e]
Portfolio Turnover Rate	16.98	24.45

Net Assets, end of period ($ x 1,000)	1,736	1,188

[a]	From January 7, 2003 (commencement of initial offering) to December 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier New Jersey Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey personal income taxes, as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (200 million shares authorized), Class B (150 million shares authorized) and Class C (150 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

24

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2004, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $182,563, accumulated capital losses $3,022,547 and unrealized appreciation $37,126,765. In addition, the fund had $11,396 of capital losses realized after October 31, 2004, which were deferred for tax purposes to the first day of the following year.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, $985,343 of the carryover expires in fiscal 2008 and $2,037,204 expires in fiscal 2011. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the fund’s merger with Dreyfus Premier State Municipal Bond Fund, New Jersey Series may apply.

26

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2004 and December 31, 2003 were as follows: tax exempt income $21,242,937 and $23,269,121 and ordinary income $694,219 and $0, respectively.

During the period ended December 31, 2004, as a result of permanent book to tax differences primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $69,067, increased accumulated net realized gain (loss) on investments by $15,857 and increased paid-in capital by $53,210. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 2004, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken until such time as they give shareholders at least 90 days’ notice to the contrary, if the aggregate expenses of the fund, exclusive of taxes, brokerage commissions, interest expense, commitment fees, extraordinary expenses, shareholder services fees and Rule 12b-1 distribution plan fees, but including the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

management fee, exceed .60 of 1% of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager under the Agreement, or the Manager will bear such excess expense. The reduction in management fee, pursuant to the undertaking, amounted to $529,867 during the period ended December 31, 2004.

During the period ended December 31, 2004, the Distributor retained $13,499 from commissions earned on sales of the fund’s Class A shares and $1,919 and $58 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended December 31, 2004, Class B and Class C shares were charged $6,993 and $11,421, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2004, Class A, Class B and Class C shares were charged $1,274,880, $3,496 and $3,807 respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer,Inc.,a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

28

During the period ended December 31, 2004, the fund was charged $140,037 pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $255,682, Rule 12b-1 distribution plan fees $1,763 and shareholder services plan fees $106,534, which are offset against an expense reimbursement currently in effect in the amount of $38,155.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended December 31, 2004, amounted to $82,746,312 and $87,038,642, respectively.

At December 31, 2004, the cost of investments for federal income tax purposes was $460,920,384; accordingly, accumulated net unrealized appreciation on investments was $37,126,765, consisting of $37,163,513 gross unrealized appreciation and $36,748 gross unrealized depreciation.

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”). In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

30

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Premier New Jersey Municipal Bond Fund, Inc., including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier New Jersey Municipal Bond Fund, Inc. at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U. S. generally accepted accounting principles.

New York, New York
February 14, 2005

The Fund	31

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended December 31, 2004 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New Jersey residents, New Jersey personal income taxes).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends and capital gains distributions paid for the 2004 calendar year on Form 1099-DIV which will be mailed by January 31, 2005.

32

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Azimuth Trust, an institutional asset management firm, Member of Board of Managers and
Advisory Board
No. of Portfolios for which Board Member Serves: 186
———————

Gordon J. Davis (63)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Partner of the law firm of LeBoeuf, Lamb, Greene & MacRae, LLP
• President, Lincoln Center for Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
• Consolidated Edison, Inc., a utility company, Director
• Phoenix Companies Inc., a life insurance company, Director
• Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 25
———————

David P. Feldman (65)
Board Member (1987)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• BBH Mutual Funds Group (11 funds), Director
• The Jeffrey Company, a private investment company, Director
• QMED, a medical device company, Director
No. of Portfolios for which Board Member Serves: 51
———————

Lynn Martin (65)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Advisor to the international accounting firm of Deloitte & Touche, LLP and Chair to its
Council for the Advancement of Women

Other Board Memberships and Affiliations:
• SBC Communications, Inc., Director
• Ryder System, Inc., a supply chain and transportation management company, Director
• The Proctor & Gamble Co., a consumer products company, Director
• Constellation Energy Group, Director
• Member of the Council of Foreign Relations

No. of Portfolios for which Board Member Serves: 10

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Daniel Rose (75)
Board Member (1992)
Principal Occupation During Past 5 Years:
• Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm
Other Board Memberships and Affiliations:
• Baltic-American Enterprise Fund,Vice Chairman and Director
• Harlem Educational Activities Fund, Inc., Chairman
• Housing Committee of the Real Estate Board of New York, Inc., Director
No. of Portfolios for which Board Member Serves: 21
———————

Philip L. Toia (71)
Board Member (1997)
Principal Occupation During Past 5 Years:
• Retired
No. of Portfolios for which Board Member Serves: 10
———————

Sander Vanocur (76)
Board Member (1992)
Principal Occupation During Past 5 Years:
• President, Old Owl Communications
No.of Portfolios for which Board Member Serves: 21
———————

Anne Wexler (74)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in govern-
ment relations and public affairs
Other Board Memberships and Affiliations:
• Wilshire Mutual Funds (5 funds), Director
• Methanex Corporation, a methanol producing company, Director
• Member of the Council of Foreign Relations
• Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 29
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Eugene McCarthy, Emeritus Board Member

34

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Secretary since
March 2000.

Associate General Counsel of the Manager, and an officer of 90 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

STEVEN F. NEWMAN, Assistant Secretary
since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

GREGORY S. GRUBER, Assistant
Treasurer since March 2000.

Senior Accounting Manager – Municipal Bond Funds of the Manager, and an officer of 26 investment companies (comprised of 57 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 1981.

The Fund 35

OFFICERS OF THE FUND (Unaudited) (continued)

KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (93 investment companies, comprising 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 47 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 196 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

36

For More		Information

Dreyfus Premier		Transfer Agent &
New Jersey		Dividend Disbursing Agent
Municipal Bond Fund, Inc.
		Dreyfus Transfer, Inc.
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166

Manager		Distributor
The Dreyfus Corporation
		Dreyfus Service Corporation
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY	10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,000 in 2003 and $32,550 in 2004.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2003 and $0 in 2004.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $288,500 in 2003 and $0 in 2004.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,354 in 2003 and $2,577 in 2004. [These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $375 in 2003 and less than $600 in 2004. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $521,764 in 2003 and $592,101 in 2004.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 9.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the

Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 23, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 23, 2005

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)